Leases - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 GBP (£) lease	Dec. 31, 2021 GBP (£) lease
Leases
Number of leases with variable lease payment terms | lease	41	47
Number of leases | lease	106	110
Expense relating to variable lease payments not included in measurement of lease liabilities	£ 418,000,000	£ 362,000,000
Extension and termination options reasonably certain to be exercised	486,000,000	408,000,000
Gains (losses) arising from sale and leaseback transactions	£ 0	£ 33,000,000